Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 60%	Nov. 29, 2023
Fidelity Asset Manager 60% | Return Before Taxes
Average Annual Return:
Past 1 year	(16.30%)
Past 5 years	4.15%
Past 10 years	6.47%
Fidelity Asset Manager 60% | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.29%)
Past 5 years	3.16%
Past 10 years	5.32%
Fidelity Asset Manager 60% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.19%)
Past 5 years	3.03%
Past 10 years	4.85%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0595
Average Annual Return:
Past 1 year	(15.17%)
Past 5 years	4.27%
Past 10 years	6.55%